Acquisition of businesses (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of non-significant acquisitions
During fiscal years 2019, 2018 and 2017, the Company acquired certain franchised restaurants in certain territories. Presented below is supplemental information about these acquisitions:

Purchases of restaurant businesses:	2019	2018	2017
Property and equipment	$1,471	$413	$429
Identifiable intangible assets	1,347	56	5,346
Goodwill	1,589	—	200
Assumed debt	(77)	—	—
Gain on purchase of franchised restaurants	(767)	—	(4,808)
Purchase price	3,563	469	1,167
Restaurants sold in exchange	—	—	(261)
Settlement of franchise receivables	(905)	(469)	(36)
Net cash paid at acquisition date	$2,658	$—	$870